DEPOSITS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of deposits from banks

	R$ thousands
	On December 31, 2024	On December 31, 2023
Demand deposits	1,419,303	1,503,278
Interbank deposits	3,008,439	2,354,799
Securities sold under agreements to repurchase	283,049,765	272,404,788
Borrowings	46,769,666	22,809,333
Onlending	27,571,137	24,350,585
Total	361,818,310	323,422,783